ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

As of September 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
Grade A Global Limited	● A BVI company ● Incorporated on July 5, 2022	100%	Holding Company
Witty Time Holdings Limited	● A BVI company ● Incorporated on July 5, 2022	100%	Holding Company
ManyMany Creations Limited (“MM”)	● A Hong Kong company ● Incorporated on June 15, 2005	100%	Digital media advertising and marketing production services
Quantum Matrix Limited (“QM”)	● A Hong Kong company ● Incorporated on March 20, 2014	100%	Digital media advertising and marketing production services